Financial Instruments (Details) - Schedule of interest-bearing loans and borrowings - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Subscription facilities	£ 14,983	£ 10,188
Secured asset financing	1,479
Total	£ 207,981	199,366
Current [member]
Current
Convertible Notes, Interest rate	2.00%
Convertible Notes, Maturity	Within one year
Convertible Notes	£ 1,301
Stocking loans, Maturity	On earlier of sale or 180 days
Stocking loans	£ 161,592	169,170
Subscription facilities, Interest rate	1.7%
Subscription facilities, Maturity	Within one year
Subscription facilities	£ 14,983	10,188
Secured asset financing, Maturity	Within one year
Secured asset financing	£ 1,479
Bank loans, Maturity	Within one year
Bank loans	£ 30	635
Mortgages		547
Lease liabilities, Maturity	Within one year
Lease liabilities	£ 28,596	18,826
Non-current [Member]
Current
Convertible Notes, Interest rate	2.00%
Convertible Notes, Maturity	2027
Convertible Notes	£ 265,631
Stocking loans		8,809
Subscription facilities		56,987
Secured asset financing, Maturity	2027
Secured asset financing	£ 4,113
Bank loans		815
Mortgages		1,502
Lease liabilities, Maturity	2024 – 2042
Lease liabilities	£ 88,864	71,574
Total	£ 358,608	£ 139,687
Bottom of range [member] | Current [member]
Current
Stocking loans, Interest rate	0.5%
Secured asset financing, Interest rate	3.00%
Lease liabilities, Interest rate	1%
Bottom of range [member] | Non-current [Member]
Current
Secured asset financing, Interest rate	3.00%
Lease liabilities, Interest rate	1%
Top of range [member] | Current [member]
Current
Stocking loans, Interest rate	2.2%
Secured asset financing, Interest rate	7.00%
Lease liabilities, Interest rate	13%
Top of range [member] | Non-current [Member]
Current
Secured asset financing, Interest rate	7.00%
Lease liabilities, Interest rate	13%